Inventory (Schedule Of Inventory) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventory [Abstract]
Engine and airframe parts	$ 13,953	$ 119,440
Work-in-process		1,645
Inventory, net, total	$ 13,953	$ 121,085